Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Banks - 9.2%
Citizens Financial Group, Inc.	132,076	$ 6,797,952
First Republic Bank	37,344	6,482,545
Huntington Bancshares, Inc.	530,075	7,982,929
US Bancorp	172,772	10,053,603

		31,317,029

Biotechnology - 3.1%
Gilead Sciences, Inc.	154,183	10,589,288

Capital Markets - 8.2%
CME Group, Inc.	42,658	9,790,011
State Street Corp.	115,458	10,910,781
T. Rowe Price Group, Inc.	47,691	7,364,921

		28,065,713

Chemicals - 3.3%
Air Products & Chemicals, Inc.	24,523	6,918,429
Albemarle Corp.	19,306	4,261,606

		11,180,035

Commercial Services & Supplies - 2.8%
Republic Services, Inc.	74,033	9,451,053

Communications Equipment - 2.7%
Cisco Systems, Inc.	166,269	9,256,195

Containers & Packaging - 1.4%
Packaging Corp. of America	31,111	4,686,250

Diversified Telecommunication Services - 2.7%
Verizon Communications, Inc.	170,715	9,087,159

Electrical Equipment - 5.0%
Emerson Electric Co.	98,696	9,075,097
Schneider Electric SE, ADR	240,729	8,107,753

		17,182,850

Equity Real Estate Investment Trusts - 3.0%
American Tower Corp.	19,555	4,918,082
Digital Realty Trust, Inc.	34,903	5,208,575

		10,126,657

Food Products - 1.8%
McCormick & Co., Inc.	60,873	6,106,171

Health Care Equipment & Supplies - 1.3%
Medtronic PLC	41,814	4,327,331

Household Durables - 1.9%
Garmin Ltd.	51,131	6,361,719

Household Products - 3.9%
Clorox Co.	21,910	3,677,813
Colgate-Palmolive Co.	71,350	5,882,807
Kimberly-Clark Corp.	27,302	3,758,120

		13,318,740

Insurance - 6.4%
Cincinnati Financial Corp.	60,030	7,073,335
MetLife, Inc.	120,236	8,063,026
Progressive Corp.	61,183	6,648,145

		21,784,506

	Shares	Value
COMMON STOCKS - (continued)
IT Services - 2.2%
Automatic Data Processing, Inc.	35,788	$ 7,378,412

Leisure Products - 1.4%
Hasbro, Inc.	50,919	4,708,989

Machinery - 6.7%
Cummins, Inc.	35,983	7,947,925
Stanley Black & Decker, Inc.	44,705	7,807,728
Xylem, Inc.	67,429	7,081,394

		22,837,047

Media - 2.0%
Omnicom Group, Inc.	93,325	7,032,972

Metals & Mining - 2.6%
Steel Dynamics, Inc.	157,978	8,770,938

Multiline Retail - 2.6%
Target Corp.	40,548	8,937,996

Pharmaceuticals - 5.6%
AstraZeneca PLC, ADR	145,525	8,471,010
Merck & Co., Inc.	131,072	10,679,747

		19,150,757

Road & Rail - 2.5%
Union Pacific Corp.	35,148	8,595,443

Semiconductors & Semiconductor Equipment - 8.0%
Broadcom, Inc.	19,242	11,273,503
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	79,796	9,785,384
Texas Instruments, Inc.	34,635	6,216,636

		27,275,523

Software - 3.5%
Microsoft Corp.	38,597	12,002,895

Specialty Retail - 1.6%
Best Buy Co., Inc.	56,381	5,597,506

Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc.	340,607	5,483,773

Water Utilities - 2.3%
Essential Utilities, Inc.	164,670	8,026,016

Total Common Stocks (Cost $301,465,262)		338,638,963

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (A), dated 01/31/2022, to be repurchased at $2,395,858 on 02/01/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 05/15/2028, and with a value of $2,443,781.	$ 2,395,858	2,395,858

Total Repurchase Agreement (Cost $2,395,858)		2,395,858

Total Investments (Cost $303,861,120)		341,034,821
Net Other Assets (Liabilities) - 0.0% (B)		60,275

Net Assets - 100.0%		$ 341,095,096

Transamerica Funds	Page 1

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$338,638,963	$—	$—	$338,638,963
Repurchase Agreement	—	2,395,858	—	2,395,858

Total Investments	$338,638,963	$2,395,858	$—	$341,034,821

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2022.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica Sustainable Equity Income

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Sustainable Equity Income (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3